Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade accounts receivable	$ 1,481	$ 1,396
Current expected credit losses allowance ("CECLA")*	(16)	(16)
Total	$ 1,465	$ 1,380